Leases - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) facility	Dec. 31, 2020 USD ($)
Leases
Short-term lease, cost	$ 0.4
Number of office facilities subleased | facility	2
Sublease receivable write-offs	$ 0.2	$ 0.3